Dividend income - Schedule of revenue from dividends (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Interest And Dividend Income, Securities, by Security Type [Abstract]
Dividend income related to financial assets at FVTPL	₩ 284,683		₩ 120,158	₩ 86,979
Dividend income related to financial assets at FVTOCI	24,528		18,385	20,980
Total	₩ 309,211	$ 260,147	₩ 138,543	₩ 107,959